Guaranteed Income Fund - Investment Contract with Insurance Company	12 Months Ended
Dec. 31, 2025
Employees' 401(k) Savings and Investment Plan
Guaranteed Income Fund - Investment Contract with Insurance Company
Guaranteed Income Fund - Investment Contract with Insurance Company

4. Guaranteed Income Fund – Investment Contract with Insurance Company

The Plan contains an investment in the Principal Fixed Income Guaranteed Option (“Fund”), which is supported by a group annuity contract with Principal Life Insurance Company.  While guarantees are supported by the general account of Principal Life, participants do not participate in the investment experience or performance of the general account.  The rate credited to accounts is a composite weighted average of underlying guarantees provided in the contract.  Each underlying guarantee is in effect for its full maturity, which may vary.

Contract value represents contributions and reinvested income, less any withdrawals plus accrued interest. Under this contract participants may ordinarily direct the withdrawal or transfer of all or a portion of their investment at contract value within reasonable timeframes. The contract is effected directly between the plan sponsor and the issuer. The repayment of principal and interest credited to participants is a financial obligation of the issuer. Given these provisions, the contract is considered to be benefit responsive.

The Fund is an insurance company issued, general account backed, group annuity with no maturity date. Upon a discontinuance of the contract, contract value would be paid no later than 12 months from the date the Plan Sponsor provides notice to discontinue. This contract’s operation is different than many other evergreen group annuity products in the market by virtue of the fact that a fair value adjustment does not apply upon discontinuance. There are not any specific securities in the insurer’s general account that back the liabilities of this annuity contract. The Plan owns a promise to pay interest at crediting rates which are announced in advance and guaranteed for a specific period of time as outlined in the group annuity contract. This product is not a traditional Guaranteed Income Contract (GIC) and therefore there are not any known cash flows that could be discounted.

Generally, there are not any events that could limit the ability of the Plan to transact at contract value within 12 months of request or in rare circumstances, contract value paid over a longer time period. There are not any events that allow the issuer to terminate the contract and which require the Plan sponsor to settle at an amount different than contract value paid either within 12 months or over time.